NOTES PAYABLE (Details) (USD $)	0 Months Ended	9 Months Ended		12 Months Ended				3 Months Ended	0 Months Ended		12 Months Ended	9 Months Ended			3 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		0 Months Ended				9 Months Ended	12 Months Ended	0 Months Ended
	Dec. 20, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	May 10, 2013	Dec. 05, 2012	Mar. 31, 2013 AEAC Debentures	Mar. 25, 2013 AudioEye Acquisition Corporation	Mar. 22, 2013 AudioEye Acquisition Corporation	Dec. 31, 2012 AudioEye Acquisition Corporation	Sep. 30, 2013 AudioEye Acquisition Corporation AEAC Debentures	Sep. 30, 2013 Maximum Number of Shares	Jul. 29, 2013 Maximum Number of Shares	Mar. 31, 2013 Loans Payable	Dec. 31, 2012 Loans Payable	Dec. 31, 2011 Loans Payable	Sep. 30, 2013 Promissory Note to Third Party	Dec. 31, 2012 Promissory Note to Third Party	Dec. 31, 2011 Promissory Note to Third Party	Feb. 06, 2013 Secured Promissory Note	Dec. 31, 2012 Secured Promissory Note	Aug. 17, 2012 Secured Promissory Note	Aug. 15, 2012 Secured Promissory Note	Sep. 30, 2013 Secured Promissory Note Maximum Number of Shares	Dec. 31, 2012 Secured Promissory Note Maximum Number of Shares	Aug. 03, 2013 Note	Sep. 30, 2013 Note
Notes Payable
Carrying amount of debt																$ 74,900	$ 74,900	$ 103,800	$ 121,800	$ 145,800							$ 143,070
Interest rate (as a percent)								8.00%								25.00%	25.00%						8.00%	8.00%			10.00%
Due date from the date of issuance								1 year							4 years	4 years
Accrued interest																74,900						13,033						2,384
Face amount of debt								382,500										149,800	149,800				425,000	425,000			150,000
Monthly payments																		2,000	2,000
Current portion of debt																		24,000	24,000	24,000
Long-term portion of debt		79,800		97,800	121,800													79,800	97,800	121,800
Total payments		218,000	718,000	24,000	4,000													18,000
Debt conversion - percent of total issued and outstanding common shares as of conversion date																							10.00%	10.00%
Debt conversion - number of shares																									6,000,000	6,000,000
Total payments on debt																					200,000
Payment of accrued interest																					16,339
Repayment of debt											700,000										183,661
Principal amount of debt converted to common shares									1,400,200	1,400,200
Number of common shares issued for conversion of debt	5,186,860								5,871,752	5,871,752											1,998,402
Common shares issued for conversion of debt, percentage of total common shares outstanding																					5.67856%
Accounts payable converted to debt								30,000
Conversion option of principal and interest (in dollars per share)							$ 0.25	$ 0.25
Accrued interest of debt converted to common shares									67,732	67,732
Term of debt												1 year
Warrants to purchase shares		1,092,000											293,915														20,000
Strike price (in dollars per share)		$ 0.39				$ 1.22								$ 0.60													$ 0.50
Value of warrant reflected as a discount to the note																											$ 6,930
Share price (in dollars per share)																											$ 0.47
Term																											5 years
Volatility (as a percent)																											100.00%
Dividends (as a percent)																											0.00%
Discount rate (as a percent)																											1.36%